Investments in Unconsolidated Entities - Schedule of Unconsolidated Entities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Balance Sheet
Total assets	$ 416,459		$ 416,459		$ 162,838
Total liabilities	(203,281)		(203,281)		(74,412)
Total equity of unconsolidated entities	8,515		8,515		5,232
INREIT investment in unconsolidated entities	99,494		99,494		89,284
Operating Data
Total revenue of unconsolidated entities	2,836	$ 0	7,583	$ 0
Income (loss) from unconsolidated real estate entities	182	$ 35	1,686	$ 35
Vida JV LLC And San Simeon Holdings
Balance Sheet
Total assets	531,953		531,953		479,076
Total liabilities	(300,814)		(300,814)		(264,204)
Total equity of unconsolidated entities	231,139		231,139		214,872
INREIT's share	99,247		99,247		89,032
INREIT outside basis	247		247		252
INREIT investment in unconsolidated entities	99,494		99,494		89,284
Operating Data
Total revenue of unconsolidated entities	11,400		33,617
Income of unconsolidated entities	327		996
INREIT's share	184		1,692
Amortization of INREIT outside basis	(2)		(6)
Income (loss) from unconsolidated real estate entities	182		1,686
Vida JV LLC
Balance Sheet
Total assets	411,059		411,059		366,482
Total liabilities	(221,050)		(221,050)		(187,882)
Total equity of unconsolidated entities	190,009		190,009		178,600
INREIT's share	80,754		80,754		75,914
INREIT outside basis	247		247		252
INREIT investment in unconsolidated entities	81,001		81,001		76,166
Operating Data
Total revenue of unconsolidated entities	9,397		27,236
Income of unconsolidated entities	(766)		622
INREIT's share	(326)		264
Amortization of INREIT outside basis	(2)		(6)
Income (loss) from unconsolidated real estate entities	(328)		258
San Simeon Holdings
Balance Sheet
Total assets	120,894		120,894		112,594
Total liabilities	(79,764)		(79,764)		(76,322)
Total equity of unconsolidated entities	41,130		41,130		36,272
INREIT's share	18,493		18,493		13,118
INREIT outside basis	0		0		0
INREIT investment in unconsolidated entities	18,493		18,493		$ 13,118
Operating Data
Total revenue of unconsolidated entities	2,003		6,381
Income of unconsolidated entities	1,093		374
INREIT's share	510		1,428
Amortization of INREIT outside basis	0		0
Income (loss) from unconsolidated real estate entities	$ 510		$ 1,428